Refundable Deposit for Investment	12 Months Ended
Dec. 31, 2022
Refundable Deposit for Investment [Abstract]
REFUNDABLE DEPOSIT FOR INVESTMENT

12. REFUNDABLE DEPOSIT FOR INVESTMENT

The balance represented loans to Shanghai Lingneng Electricity Selling Co., Ltd. (“SH Lingneng”) for its operations pursuant to loan agreements entered into in 2019, bearing an interest rate of 3% per annum. Subsequently in August 2022, the Company entered into a term sheet, the result of which would be the investment into SH Lingneng’s interest equity (“Transaction”). Final terms and arrangements of this potential Transaction would be determined on Share Purchase Agreement (“SPA”), Shareholders’ Agreement (“SHA”), Memorandum of Association (“MA”) and other documents associated with the Transaction. The Company may terminate the investment agreement and abandon the transactions contemplated thereby for any reason or for no reason in its sole and absolute discretion prior to December 31, 2023, with no further obligations on its part.